FINANCIAL INSTRUMENTS (Schedule of carrying value and estimated fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-derivatives:
Available-for-sale debt securities	$ 6,315	$ 9,680
Equity securities	14,419	11,530
Equity securities pledged to creditors	12,830	10,238
Derivatives:
Total derivative instruments - short-term assets	792	0
Total derivative instruments - long-term assets	$ 19,972	3,184
4.875% senior unsecured convertible notes due 2023
Non-derivatives:
Senior unsecured convertible notes interest rate (in percentage)	4.875%
7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Senior unsecured convertible notes interest rate (in percentage)	7.25%
Carrying value | Fair value, measurements, recurring
Non-derivatives:
Available-for-sale debt securities	$ 6,315	9,680
Equity securities	1,589	1,292
Equity securities pledged to creditors	12,830	10,238
Derivatives:
Total derivative instruments - short-term assets	792	0
Total derivative instruments - long-term assets	19,972	3,184
Interest rate/currency swap contracts - short-term payables	13	738
Interest rate/currency swaps, long-term payables	33,559	17,209
Carrying value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2023
Non-derivatives:
Long-term debt	70,930	79,507
Carrying value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Non-derivatives:
Long-term debt	70,423	78,939
Carrying value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Non-derivatives:
Long-term debt	54,717	61,334
Carrying value | Fair value, measurements, recurring | 4.875% senior unsecured convertible notes due 2023
Non-derivatives:
Long-term debt	137,900	137,900
Carrying value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Long-term debt	150,000	150,000
Fair value | Fair value, measurements, recurring
Non-derivatives:
Available-for-sale debt securities	6,315	9,680
Equity securities	1,589	1,292
Equity securities pledged to creditors	12,830	10,238
Derivatives:
Total derivative instruments - short-term assets	792	0
Total derivative instruments - long-term assets	19,972	3,184
Interest rate/currency swap contracts - short-term payables	13	738
Interest rate/currency swaps, long-term payables	33,559	17,209
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2023
Non-derivatives:
Long-term debt	71,462	79,586
Fair value | Fair value, measurements, recurring | NOK700 million senior unsecured floating rate bonds due 2024
Non-derivatives:
Long-term debt	70,923	79,077
Fair value | Fair value, measurements, recurring | NOK600 million senior unsecured floating rate bonds due 2025
Non-derivatives:
Long-term debt	54,444	60,133
Fair value | Fair value, measurements, recurring | 4.875% senior unsecured convertible notes due 2023
Non-derivatives:
Long-term debt	139,555	138,727
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Long-term debt	$ 140,625	$ 153,563